UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Edwards
Title:  Managing Member
Phone:  (203) 529-4300


Signature, Place and Date of Signing:

/s/      David Edwards             Wilton, CT                  August 10, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     81

Form 13F Information Table Value Total: $68,296
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                 Name

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000) PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP            COM         008252108     367      6,300 SH          SOLE                   6,300
AGNICO EAGLE MINES LTD               COM         008474108     588     11,200 SH          SOLE                  11,200
AMERIGROUP CORP                      COM         03073T102     867     32,300 SH          SOLE                  32,300
AMERISOURCEBERGEN CORP               COM         03073E105   1,118     63,000 SH          SOLE                  63,000
APOLLO GROUP INC                     CL A        037604105     889     12,500 SH          SOLE                  12,500
BIG LOTS INC                         COM         089302103     808     38,400 SH          SOLE                  38,400
BMC SOFTWARE INC                     COM         055921100     808     23,900 SH          SOLE                  23,900
BROWN & BROWN INC                    COM         115236101     369     18,500 SH          SOLE                  18,500
CARBO CERAMICS INC                   COM         140781105     518     15,150 SH          SOLE                  15,150
CARTER INC                           COM         146229109     802     32,600 SH          SOLE                  32,600
CASS INFORMATION SYS INC             COM         14808P109   1,339     40,900 SH          SOLE                  40,900
CHARLES RIV LABS INTL INC            COM         159864107   1,029     30,500 SH          SOLE                  30,500
CHECK POINT SOFTWARE TECH LT         ORD         M22465104     828     35,300 SH          SOLE                  35,300
CNINSURE INC                    SPONSORED ADR    18976M103     350     26,100 SH          SOLE                  26,100
CORE LABORATORIES N V                COM         N22717107     484      5,550 SH          SOLE                   5,550
DECKERS OUTDOORS CORP                COM         243537107   1,307     18,600 SH          SOLE                  18,600
DISCOVERY COMMUNICATNS NEW        COM SER A      25470F104     521     25,400 SH          SOLE                  25,400
DISCOVERY COMMUNICATNS NEW        COM SER C      25470F302     529     23,500 SH          SOLE                  23,500
DOLBY LABORATORIES INC               COM         25659T107   1,040     27,900 SH          SOLE                  27,900
DR PEPPER SNAPPLE GROUP INC          COM         26138E109     841     39,700 SH          SOLE                  39,700
DRESSER-RAND GROUP INC               COM         261608103     454     17,400 SH          SOLE                  17,400
DUN & BRADSTREET CORP DEL NE         COM         26483E100     999     12,300 SH          SOLE                  12,300
EOG RES INC                          COM         26875P101     435      6,400 SH          SOLE                   6,400
EXPEDIA INC DEL                      COM         30212P105     766     50,700 SH          SOLE                  50,700
EXPONENT INC                         COM         30214U102     681     27,800 SH          SOLE                  27,800
EXPRESS SCRIPTS INC                  COM         302182100   1,299     18,900 SH          SOLE                  18,900
FACTSET RESH SYS INC                 COM         303075105   1,127     22,600 SH          SOLE                  22,600
FIDELITY NATL INFORMATION SV         COM         31620M106   1,134     56,800 SH          SOLE                  56,800
FISERV INC                           COM         337738108     942     20,600 SH          SOLE                  20,600
FOSTER WHEELER AG                    COM         H27178104     684     28,800 SH          SOLE                  28,800
FURMANITE CORPORATION                COM         361086101   1,327    297,500 SH          SOLE                 297,500
GALLAGHER ARTHUR J & CO              COM         363576109     354     16,600 SH          SOLE                  16,600
GLOBAL PMTS INC                      COM         37940X102   1,457     38,900 SH          SOLE                  38,900
HANSEN NAT CORP                      COM         411310105     577     18,700 SH          SOLE                  18,700
HEICO CORP NEW                       CL A        422806208   1,197     40,900 SH          SOLE                  40,900
HELMERICH & PAYNE INC                COM         423452101     432     14,000 SH          SOLE                  14,000
HENRY JACK & ASSOC INC               COM         426281101   1,208     58,200 SH          SOLE                  58,200
HOUSTON WIRE & CABLE CO              COM         44244K109     880     73,900 SH          SOLE                  73,900
ICONIX BRAND GROUP INC               COM         451055107   1,220     79,300 SH          SOLE                  79,300
IMPAX LABORATORIES INC               COM         45256B101     178     24,200 SH          SOLE                  24,200
ISHARES SILVER TRUST               ISHARES       46428Q109     700     52,300 SH          SOLE                  52,300
ITT EDUCATIONAL SERVICES INC         COM         45068B109     725      7,200 SH          SOLE                   7,200
JDA SOFTWARE GROUP INC               COM         46612K108     748     50,000 SH          SOLE                  50,000
KNIGHT CAPITAL GROUP INC             CL A        499005106   1,676     98,300 SH          SOLE                  98,300
MADDEN STEVEN LTD                    COM         556269108     780     30,800 SH          SOLE                  30,800
MAGELLAN HEALTH SVCS INC           COM NEW       559079207     834     25,400 SH          SOLE                  25,400
MANHATTAN ASSOCS INC                 COM         562750109     865     47,500 SH          SOLE                  47,500
MANTECH INTL CORP                    CL A        564563104     719     16,700 SH          SOLE                  16,700
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100     628     16,600 SH          SOLE                  16,600
MEDNAX INC                           COM         58502B106     690     16,370 SH          SOLE                  16,370
MICROS SYS INC                       COM         594901100     775     30,600 SH          SOLE                  30,600
MICROSTRATEGY INC                  CL A NEW      594972408     728     14,500 SH          SOLE                  14,500
MIDDLEBY CORP                        COM         596278101   1,063     24,200 SH          SOLE                  24,200
MOLINA HEALTHCARE INC                COM         60855R100   1,221     51,060 SH          SOLE                  51,060
MSCI INC                             CL A        55354G100   1,154     47,200 SH          SOLE                  47,200
NEWMONT MINING CORP                  COM         651639106     629     15,400 SH          SOLE                  15,400
PATTERSON COMPANIES INC              COM         703395103     799     36,800 SH          SOLE                  36,800
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR    71654V408     652     15,900 SH          SOLE                  15,900
PHARMACEUTICAL PROD DEV INC          COM         717124101   1,019     43,900 SH          SOLE                  43,900
PRICELINE COM INC                  COM NEW       741503403     937      8,400 SH          SOLE                   8,400
SCHEIN HENRY INC                     COM         806407102   1,029     21,450 SH          SOLE                  21,450
SKILLSOFT PLC                   SPONSORED ADR    830928107     771     98,800 SH          SOLE                  98,800
SMUCKER J M CO                     COM NEW       832696405   1,071     22,000 SH          SOLE                  22,000
SPDR GOLD TRUST                    GOLD SHS      78463V107   1,149     12,600 SH          SOLE                  12,600
SPSS INC                             COM         78462K102     694     20,800 SH          SOLE                  20,800
STIFEL FINL CORP                     COM         860630102     971     20,200 SH          SOLE                  20,200
SUPERIOR ENERGY SVCS INC             COM         868157108     235     13,600 SH          SOLE                  13,600
SYBASE INC                           COM         871130100     708     22,600 SH          SOLE                  22,600
SYNIVERSE HLDGS INC                  COM         87163F106     636     39,700 SH          SOLE                  39,700
SYNOPSYS INC                         COM         871607107     755     38,700 SH          SOLE                  38,700
TEAM INC                             COM         878155100   1,780    113,600 SH          SOLE                 113,600
TEVA PHARMACEUTICAL INDS LTD         ADR         881624209   1,258     25,500 SH          SOLE                  25,500
TRANSDIGM GROUP INC                  COM         893641100   1,419     39,200 SH          SOLE                  39,200
VALUECLICK INC                       COM         92046N102     621     59,000 SH          SOLE                  59,000
VCA ANTECH INC                       COM         918194101    1049     39,300 SH          SOLE                  39,300
WADDELL & REED FINL INC              CL A        930059100     417     15,800 SH          SOLE                  15,800
WATERS CORP                          COM         941848103     962     18,700 SH          SOLE                  18,700
WATSON PHARMACEUTICALS INC           COM         942683103    1095     32,500 SH          SOLE                  32,500
WESTWOOD HLDGS GROUP INC             COM         961765104     719     17,200 SH          SOLE                  17,200
WILLIS GROUP HOLDINGS LTD            SHS         G96655108     358     13,900 SH          SOLE                  13,900
YAMANA GOLD INC                      COM         98462Y100     504     57,000 SH          SOLE                  57,000



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